AMG Managers CenterSquare Real Estate Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2019

	Shares	Value		Shares	Value
Common Stock - 0.9%			Mack-Cali Realty Corp.	149,396	$3,316,591
Consumer Discretionary - 0.9%			Total Office Property		35,582,896
Hilton Worldwide Holdings, Inc.	25,959	$2,157,453	Regional Malls - 8.6%
Total Common Stock			The Macerich Co.	91,260	3,956,121
(Cost $1,944,764)		2,157,453	Simon Property Group, Inc.	94,918	17,295,009
REITs - 98.6%			Total Regional Malls		21,251,130
Apartments - 20.8%			Shopping Centers - 8.6%
American Homes 4 Rent, Class A	297,760	6,765,107	Brixmor Property Group, Inc.	198,190	3,640,750
AvalonBay Communities, Inc.	70,440	14,139,421	Federal Realty Investment Trust	19,380	2,671,533
Camden Property Trust	69,370	7,041,055	Kite Realty Group Trust	59,450	950,606
Equity Residential	153,370	11,551,829	Regency Centers Corp.	73,280	4,945,667
Essex Property Trust, Inc.	14,730	4,260,505	Retail Opportunity Investments Corp.	77,957	1,351,774
Invitation Homes, Inc.	162,600	3,956,058	Retail Properties of America, Inc., Class A	301,720	3,677,967
UDR, Inc.	85,500	3,886,830	Taubman Centers, Inc.	54,950	2,905,756
Total Apartments		51,600,805	Urban Edge Properties	68,543	1,302,317
Diversified - 5.6%			Total Shopping Centers		21,446,370
Brandywine Realty Trust	112,364	1,782,093	Storage - 9.0%
CoreSite Realty Corp.	12,340	1,320,627	CubeSmart	185,830	5,953,993
Duke Realty Corp.	175,650	5,371,377	Extra Space Storage, Inc.	36,480	3,717,677
Equinix, Inc.	4,700	2,129,852	Iron Mountain, Inc.	44,850	1,590,381
Vornado Realty Trust	50,360	3,396,278	Public Storage	50,720	11,045,802
Total Diversified		14,000,227	Total Storage		22,307,853
Health Care - 10.4%			Warehouse/Industrials - 12.0%
HCP, Inc.	283,850	8,884,505	Americold Realty Trust	90,430	2,759,019
Healthcare Trust of America, Inc. , Class A	129,460	3,701,261	CyrusOne, Inc.	99,460	5,215,682
Ventas, Inc.	208,379	13,296,664	Liberty Property Trust	85,832	4,155,986
Total Health Care		25,882,430	Prologis, Inc.	235,680	16,957,176
Hotels - 9.3%			QTS Realty Trust, Inc. , Class A	12,690	570,923
Chesapeake Lodging Trust	80,730	2,245,101	Total Warehouse/Industrials		29,658,786
Host Hotels & Resorts, Inc.	285,840	5,402,376	Total REITs
Park Hotels & Resorts, Inc.	132,320	4,112,506	(Cost $225,610,123)		244,894,655
Pebblebrook Hotel Trust	16,640	516,838	Short-Term Investments - 0.2%
Sun Communities, Inc.	67,034	7,944,870	Other Investment Companies - 0.2%
Sunstone Hotel Investors, Inc.	204,338	2,942,467	Dreyfus Government Cash Management Fund,
			Institutional Shares, 2.34%[1]	169,678	169,678
Total Hotels		23,164,158
			Dreyfus Institutional Preferred Government
Office Property - 14.3%			Money Market Fund, Institutional Shares,
Alexandria Real Estate Equities, Inc.	49,395	7,041,751	2.40% [1]	169,678	169,678
Boston Properties, Inc.	64,960	8,696,845	JPMorgan U.S. Government Money Market Fund,
			IM Shares, 2.39% [1]	174,819	174,819
Columbia Property Trust, Inc.	103,360	2,326,634
			Total Short-Term Investments
Empire State Realty Trust, Inc. , Class A	230,880	3,647,904	(Cost $514,175)		514,175
Highwoods Properties, Inc.	35,410	1,656,480	Total Investments - 99.7%
JBG SMITH Properties	36,140	1,494,389	(Cost $228,069,062)		247,566,283
Kilroy Realty Corp.	97,450	7,402,302

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AMG Managers CenterSquare Real Estate Fund
Schedule of Portfolio Investments (continued)

Value
Other Assets, less Liabilities - 0.3%	$631,953
Net Assets - 100.0%	$248,198,236

[1] Yield shown represents the March 31, 2019, seven day average yield, which refers to	REITs	Real Estate Investment Trusts
the sum of the previous seven days' dividends paid, expressed as an annual percentage.

The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2019:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock †	$2,157,453	—	—	$2,157,453
REITs †	244,894,655	—	—	244,894,655
Short-Term Investments
Other Investment Companies	514,175	—	—	514,175
Total Investments in Securities	$247,566,283	—	—	$247,566,283

† All common stocks and REITs held in the Fund are Level 1 securities. For a detailed breakout of common stocks and REITs by major industry classification, please refer to the Fund’s
Schedule of Portfolio Investments.

For the period ended March 31, 2019, there were no transfers in or out of Level 3.

Notes to Schedule of Portfolio of Investments (unaudited)

VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales priceonthe primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities)
are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Fund's portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”)
are the committees appointed by the Board to make fair value determinations. The Fund may use the fair value of a portfolio investment to calculate its net asset value
(“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the
Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. TheBoardwillbe presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

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